Annual Report December 31, 1999
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Oppenheimer
High Income Fund/VA
A Series of Oppenheimer Variable Account Funds

                                                  [logo] OppenheimerFunds(R)
                                                         The Right Way to Invest
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA
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Objective
Oppenheimer High Income Fund/VA, a series of Oppenheimer Variable Account Funds, seeks a high level of current income by investing in high yield, high risk fixed income securities, including unrated securities ("junk" bonds) or securities in the lower rating categories. These securities may be considered to be speculative. Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations while investing in junk bonds carries a greater risk of default.

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Narrative by David Negri and Tom Reedy, Co-Portfolio Managers
Over the past fiscal year that ended December 31, 1999, Oppenheimer High Income Fund/VA performed in line with the high yield market as a whole, which has been weak due to a rising interest rate environment. During 1999, the Federal Reserve Board gradually raised its key interest rates to curb borrowing by business and consumers. Long-term interest rates drifted upward, while bond prices, which move inversely to interest rates, fell, because investors were concerned that the booming U.S. economy would lead to an acceleration of inflation.
         However, high yield bond prices did not decline as much as those of U.S. Treasury bonds during the period. One reason that high yield bonds have held up better than Treasury securities is an unusually high yield "spread" compared to Treasuries. High yield bonds have paid as much as six percentage points more in yield in recent months. Historically, the average spread is about four and a half percentage points.
         In addition to maintaining a broadly diversified portfolio, we have kept credit quality relatively high and have been rewarded for doing so. Higher quality bonds have outperformed lower quality bonds over the past few months as the money supply has tightened. That's because a slowing economy could adversely affect a lower quality company's ability to pay its debts. And, as a result, we've also seen higher than normal default rates in the marketplace.
         Why would defaults increase in such a strong economy? While the high yield market has experienced explosive growth over the past three years, we believe that credit quality standards in the marketplace have deteriorated. When interest rates were falling in 1998, investors were willing to reach further down the credit spectrum to earn extra yield, much to their regret today. During that period, we made a decision to maintain high credit standards, which has been a plus for the portfolio, although we have tiptoed back into some lower quality bonds in recent weeks.
         We have also focused on "new economy" companies engaged in high technology industries such as the Internet or telecommunications. At the same time, we have reduced our exposure to economically sensitive old-line industries that made up a large part of the economy several years ago. Just as technology has led the stock market in recent years, it has also benefited high yield bonds issued by these companies. Surging stock prices have created an environment where mergers proliferate. For example, Omnipoint Corp., a CCC-rated cellular telephone company in the portfolio was acquired by Voicestream Wireless Corp., which carries a BB rating.(1) When a higher rated company acquires a lower rated company, the lower rated bond typically increases in price to reflect the higher credit rating of the combined entity.
         In addition to stressing the technology sector and maintaining a relatively high credit quality in the portfolio, we continue to anticipate certain seasonal effects in the high yield market. For instance, high yield bonds have historically performed the best during the first quarter of the year. During this period, issuance tends to be slow, while demand for bonds tends to remain constant or increases. Therefore, we believe a smart strategy for taking advantage of this effect is to enter into January fully invested.


1. The Fund's portfolio is subject to change.

2                        Oppenheimer High Income Fund/VA
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA
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Another important aspect of our investment strategy is an increasing interest in the European high yield bond market. Since the advent of Europe's single currency, government bonds issued by individual countries no longer offer very attractive yields. Instead, a Pan-European high yield corporate bond market has emerged, and our goal is to increase the portfolio's weighting in this area.
         Although 1999 has been a difficult year for the bond market, we look favorably to the future. We believe that the U.S. economy should continue to perform well without significant inflation. We also believe that investor sentiment regarding high yield bonds will improve if default rates decline. Bond prices should then rebound accordingly. In the meantime, we will continue to use thorough research and analysis to take advantage of opportunities in the high yield market, which is one of the reasons why Oppenheimer High Income Fund/VA remains an important part of The Right Way to Invest.

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Management's discussion of performance. During the fiscal year that ended
December 31, 1999, bond markets in all investment categories were volatile. That's because interest rates generally rose throughout the period, and bond prices move inversely to changes in interest rates. Although high yield bonds also offered mediocre returns, prices held up better than U.S. Treasury bonds. The Fund benefited from its relatively high credit quality as well as its emphasis on technology and telecommunications. The Fund's portfolio holdings, allocations and strategies are subject to change.


                 Oppenheimer High Income Fund/VA                              3
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Oppenheimer Variable Account Funds--Oppenheimer High Income Fund/VA
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Comparing the Fund's performance to the market. The graph that follows shows the performance of a hypothetical $10,000 investment in the Fund held until December 31, 1999. Performance information does not reflect charges that apply to separate accounts investing in the Fund. If these charges were taken into account, performance would be lower. The graph assumes that all dividends and capital gains distributions were reinvested in additional shares.
         The Fund's performance is compared to the performance of the Merrill Lynch High Yield Master Index, an unmanaged index of fixed rate, coupon bearing bonds with an outstanding par, which is greater than or equal to $100 million, a maturity range greater than or equal to one year and a credit rating which must be rated lower than BBB/Baa3 (by Standard & Poor's or Moody's, respectively) but higher than C/D (bonds in default). This index is used as a measure of the performance of the high yield corporate bond market--the market in which Oppenheimer High Income Fund/VA principally invests. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graph shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index, and the index excludes bonds in default.


Comparison of Change in Value of $10,000 Hypothetical Investments in:
OVAF/Oppenheimer High Income Fund/VA and Merrill Lynch High Yield Master Index

[line graph]

              OVAF/Oppenheimer High
              Income Fund/VA            Merrill Lynch High Yield Master Index
12.31.89      10000                     10000
12.31.90      10465                     9565
12.31.91      14014                     12873
12.31.92      16525                     15210
12.31.93      20877                     17824
12.31.94      20213                     17616
12.31.95      24331                     21124
12.31.96      28043                     23461
12.31.97      31468                     26470
12.31.98      31564                     27440
12.31.99      32917                     27871

Average Annual Total Return of the Fund at 12/31/99
1-Year 4.29%   5-Year 10.24%    10-Year 12.65%


The Fund's performance may from time to time be subject to substantial short-term changes, particularly during periods of market or interest rate volatility. For updates on the Fund's performance, please call us at 1.800.981.2871.
The performance information in the graph for the Merrill Lynch High Yield Master Index begins on 12/31/89. The inception date of the Fund is 4/30/86.
Total returns include changes in net asset value per share and do not include the charges associated with the separate account products, which offer this fund. Such performance would have been lower if such charges were taken into account.
Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.



4                        Oppenheimer High Income Fund/VA
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Statement of Investments  December 31, 1999
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
                                                                                             Principal                Market Value
                                                                                             Amount(1)                Note 1
================================================================================================================================
Mortgage-Backed Obligations--1.9%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. H, 7%, 6/17/29(2)                                          $      200,000           $  131,750
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Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(3)                                                          167,000              119,092
Series 1997-D4, Cl. B2, 7.525%, 4/14/29(3)                                                          167,000              115,856
Series 1997-D4, Cl. B3, 7.525%, 4/14/29(3)                                                          166,000              104,580
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CBA Mortgage Corp., Mtg. Pass-Through Certificates:
Series 1993-C1, Cl. E, 6.72%, 12/25/03(2)(3)                                                        250,000              214,922
Series 1993-C1, Cl. F, 6.72%, 12/25/03(2)(3)                                                        700,000              584,500
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First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997, Cl. D, 8.126%, 5/25/08(2)(3)                                                           300,000              234,000
Series 1997, Cl. E, 8.126%, 2/25/11(2)(3)                                                         1,500,000            1,005,000
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Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. E, 7.421%, 3/15/06(2)(3)                                                        835,342              684,850
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Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(2)                                                          254,890              192,840
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Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C1, Cl. E, 8%, 6/25/26                                                                  619,807              595,742
Series 1994-C2, Cl. G, 8%, 4/25/25                                                                  672,810              639,591
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                               458,833              412,735
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Salomon Brothers Mortgage Securities VII, Series 1996-B, Cl. 1, 6.581%, 4/25/26(2)                1,420,875              937,334
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Structured Asset Securities Corp., Multiclass Pass-Through Certificates,
Series 1996-C3, Cl. E, 8.256%, 6/25/30(4)                                                           650,000              645,937
                                                                                                                      ----------
Total Mortgage-Backed Obligations (Cost $7,051,518)                                                                    6,618,729
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Foreign Government Obligations--0.8%
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Argentina (Republic of) Bonds, Bonos de Consolidacion de Deudas,
Series I, 2.868%, 4/1/07(3)ARP                                                                    1,417,740              992,552
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Bulgaria (Republic of) Interest Arrears Bonds, 6.50%, 7/28/11(3)                                  1,450,000            1,147,312
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Panama (Republic of) Interest Reduction Bonds, 4.25%, 7/17/14(3)                                    275,000              215,875
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Peru (Republic of) Past Due Interest Bonds, Series 20 yr., 4.25%, 3/7/17(3)                         400,000              277,000
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PT Hutama Karya Promissory Nts., Zero Coupon, 2/10/98(2)(5)(8)IDR                             1,000,000,000               39,356
                                                                                                                      ----------
Total Foreign Government Obligations (Cost $2,588,032)                                                                 2,672,095
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Loan Participations--1.8%
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Central Bank of Indonesia Gtd. Nts., Series 2 yr., 8.906%, 8/25/00(2)(3)                          1,000,000              970,000
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Shoshone Partners Loan Trust Sr. Nts., 7.955%, 4/28/02
(representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(2)(3)                                                         5,360,000            5,266,377
                                                                                                                      ----------
Total Loan Participations (Cost $6,313,570)                                                                            6,236,377

                        Oppenheimer High Income Fund/VA                      5
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Statement of Investments  (Continued)
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
                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
================================================================================================================================
Corporate Bonds and Notes--83.1%
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Aerospace/Defense--2.6%
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                            $  800,000           $  772,000
10.50% Sr. Nts., 8/1/04                                                                             700,000              703,500
10.75% Sr. Nts., 8/1/05                                                                             700,000              717,500
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Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                                           1,325,000            1,272,000
9.375% Sr. Unsec. Nts., 11/15/06                                                                  1,000,000              970,000
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BE Aerospace, Inc., 9.50% Sr. Unsec. Sub. Nts., 11/1/08                                             900,000              850,500
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Constellation Finance LLC, 9.80% Airline Receivable Asset-Backed Nts.,
Series 1997-1, 1/1/01(2)                                                                            800,000              744,000
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Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts.,
Series B, 9/30/08                                                                                 1,750,000            1,618,750
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Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                             1,000,000              853,750
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Pegasus Aircraft Lease Securitization Trust, 11.76% Sr. Nts.,
Series 1997-A, Cl. B, 6/15/04(2)                                                                    288,566              294,886
                                                                                                                      ----------
                                                                                                                       8,796,886
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Chemicals--2.7%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07                                          500,000              127,500
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Georgia Gulf Corp., 10.375% Sr. Sub. Nts., 11/1/07(4)                                               300,000              314,625
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Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09(4)                                                             800,000              832,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09EUR                                                             500,000              534,650
Zero Coupon Sr. Disc. Nts., 13.09%, 12/31/09(4)(6)                                                1,500,000              459,375
--------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.875% Sec. Nts., Series B, 5/1/07                                                                  500,000              512,500
10.875% Sr. Sub. Nts., 5/1/09                                                                       100,000              103,500
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PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07                                               500,000              387,500
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Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07                                         400,000              318,000
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Polymer Group, Inc.:
8.75% Sr. Sub. Nts., 3/1/08                                                                       1,500,000            1,447,500
9% Sr. Sub. Nts., 7/1/07                                                                            250,000              243,750
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Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09(4)                                              650,000              591,500
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Specialty Chemicals, Inc., 9.50% Sr. Unsec. Sub. Nts., Series B, 8/1/07                   795,000              802,950
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50% Sr. Disc. Nts., 8/15/08(7)                             650,000              167,375
--------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.25% Sr. Sub. Nts., 4/1/07                                                                        250,000              185,000
11.75% Sr. Unsec. Sub. Nts., 8/15/06                                                                750,000              566,250
12.375% Sr. Sec. Nts., Series B, 7/15/06                                                            600,000              624,000
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ZSC Specialty Chemical plc, 11% Sr. Nts., 7/1/09(4)                                                 800,000              834,000
                                                                                                                      ----------
                                                                                                                       9,051,975
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Consumer Durables--0.2%
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                              425,000              312,375
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TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05(2)                                          350,000              383,803
                                                                                                                      ----------
                                                                                                                         696,178

6                       Oppenheimer High Income Fund/VA

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Statement of Investments  (Continued)
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
                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.8%
AKI Holdings, Inc.:
0%/13.50% Sr. Disc. Debs., 7/1/09(7)                                                             $1,080,000          $   515,700
10.50% Sr. Unsec. Nts., 7/1/08                                                                    1,000,000              895,000
--------------------------------------------------------------------------------------------------------------------------------
Bell Sports, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 8/15/08                                    1,100,000            1,105,500
--------------------------------------------------------------------------------------------------------------------------------
Fruit of the Loom, Inc., 8.875% Sr. Unsec. Nts., 4/15/06(8)                                         600,000               33,000
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Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08                               900,000              436,500
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Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08                                       620,000              579,700
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Revlon Consumer Products Corp.:
8.625% Sr. Unsec. Sub. Nts., 2/1/08                                                                 250,000              126,250
9% Sr. Nts., 11/1/06                                                                              1,185,000              894,675
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Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                               1,200,000            1,233,000
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Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(2)                                   600,000              213,000
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William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                                        235,000              212,675
                                                                                                                     -----------
                                                                                                                       6,245,000
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Energy--4.5%
Chesapeake Energy Corp.:
9.125% Sr. Unsec. Nts., 4/15/06                                                                   1,000,000              917,500
9.625% Sr. Unsec. Nts., Series B, 5/1/05                                                          1,000,000              947,500
--------------------------------------------------------------------------------------------------------------------------------
Clark Refinancing & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                               1,040,000              546,000
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Clark USA, Inc., 10.875% Sr. Nts., Series B, 12/1/05                                                275,000              111,375
--------------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                  800,000              732,000
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Empresa Electric Del Norte, 10.50% Sr. Debs., 6/15/05(2)                                          1,000,000              470,933
--------------------------------------------------------------------------------------------------------------------------------
Forcenergy, Inc., 8.50% Sr. Sub. Nts., Series B, 2/15/07(5)(8)                                      700,000              573,125
--------------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                       400,000              396,000
--------------------------------------------------------------------------------------------------------------------------------
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05(4)                               2,000,000            1,710,000
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Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08                                 1,025,000              650,875
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Leviathan Gas Pipeline Partners, LP/Leviathan Finance Corp.,
10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09                                                      500,000              517,500
--------------------------------------------------------------------------------------------------------------------------------
National Energy Group, Inc., 10.75% Sr. Nts., Series D, 11/1/06(5)(8)                               810,000              425,250
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Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                 1,420,000            1,185,700
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Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                          800,000              764,000
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R&B Falcon Corp., 12.25% Sr. Unsec. Nts., 3/15/06                                                 1,000,000            1,095,000
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RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                 1,060,000              492,900
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RBF Finance Co.:
11% Sr. Sec. Nts., 3/15/06                                                                        1,000,000            1,070,000
11.375% Sr. Sec. Nts., 3/15/09                                                                      500,000              537,500
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Statia Terminals International/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts.,
Series B, 11/15/03                                                                                  225,000              230,344
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Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                    735,000              720,300
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Universal Compression Holdings, Inc.:
0%/9.875% Sr. Disc. Nts., 2/15/08(7)                                                              1,325,000              828,125
0%/11.375% Sr. Disc. Nts., 2/15/09(7)                                                               720,000              385,200
                                                                                                                     -----------
                                                                                                                      15,307,127


                        Oppenheimer High Income Fund/VA                      7

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
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
                                                                                             Principal                Market Value
                                                                                             Amount(1)                Note 1
--------------------------------------------------------------------------------------------------------------------------------
Financial--1.7%
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05                                    $      700,000           $  444,500
--------------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, Units (each unit consists of $1,000 principal amount of 12.50%
sr. nts., 11/1/06 and one warrant to purchase shares of common stock)(4)(9)                         500,000              540,000
--------------------------------------------------------------------------------------------------------------------------------
Bakrie Investindo, Zero Coupon Promissory Nts., 3/26/98(2)(5)(8)IDR                           1,000,000,000               21,467
--------------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07                                                              517,000              411,015
--------------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(4)                                                      800,000              836,000
--------------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(2)                                              450,000              290,250
--------------------------------------------------------------------------------------------------------------------------------
PT Polysindo Eka Perkasa, 24% Nts., 6/19/03(5)(8)IDR                                            657,200,000               12,227
--------------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                   2,165,000            1,989,094
--------------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., 11.50% Sr. Nts., 11/1/04(5)(8)                                      240,000              114,000
--------------------------------------------------------------------------------------------------------------------------------
Sovereign Bankcorp, 10.50% Sr. Unsec. Nts., 11/15/06                                                600,000              615,000
--------------------------------------------------------------------------------------------------------------------------------
Veritas Capital Trust, 10% Nts., 1/1/28                                                             550,000              413,875
                                                                                                                      ----------
                                                                                                                       5,687,428
--------------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.7%
Family Restaurants, Inc.:
9.75% Sr. Nts., 2/1/02                                                                            1,300,000              617,500
10.875% Sr. Sub. Disc. Nts., 2/1/04                                                                 100,000               45,500
--------------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc., 10.625% Sr. Sub. Nts., Series B, 7/31/07                                      1,135,000            1,030,012
--------------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc.:
10.75% Jr. Sub. Deferred Coupon Nts., 11/1/03                                                     2,710,000              338,750
12.625% Sub. Nts., 6/15/02                                                                          900,000              301,500
                                                                                                                      ----------
                                                                                                                       2,333,262
--------------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--1.8%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                           520,000              497,900
--------------------------------------------------------------------------------------------------------------------------------
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(7)                                501,000              388,275
--------------------------------------------------------------------------------------------------------------------------------
New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                                      1,200,000            1,086,000
--------------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                       1,600,000            1,472,000
--------------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc., 9% Sr. Unsec. Sub. Nts., 3/15/10(8)                                             400,000              102,000
--------------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                        925,000              837,125
--------------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07                            1,175,000              957,625
--------------------------------------------------------------------------------------------------------------------------------
Triarc Consumer Products Group LLC, 10.25% Sr. Sub. Nts., 2/15/09(4)                                750,000              731,250
                                                                                                                      ----------
                                                                                                                       6,072,175


8                       Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--2.3%
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05(8)                               $  400,000          $    46,000
--------------------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                       700,000              686,000
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                  800,000              772,000
--------------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Nts., 6/15/07                                                    500,000              473,750
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                     750,000              769,687
--------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc.:
9% First Priority Sr. Sec. Nts., 6/1/04                                                             250,000              246,250
10.625% Second Priority Sr. Sec. Nts., 4/15/05                                                      700,000              654,500
--------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                   1,130,000            1,169,550
10.875% Sr. Sub. Nts., 4/1/08                                                                       750,000              742,500
--------------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(10)                                                      1,158,749            1,303,593
--------------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc., 8.625% Sr. Nts., 6/30/09                                                   800,000              802,000
                                                                                                                     -----------
                                                                                                                       7,665,830
--------------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--5.0%
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(7)                                             450,000              182,250
--------------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                                    940,000              662,700
--------------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 8.875% Sr. Unsec. Sub. Nts., 5/15/07                                                   550,000              530,750
--------------------------------------------------------------------------------------------------------------------------------
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/95(5)                                 9,500                  ---
--------------------------------------------------------------------------------------------------------------------------------
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                     840,000              778,050
--------------------------------------------------------------------------------------------------------------------------------
Coast Hotel & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                                     500,000              480,000
--------------------------------------------------------------------------------------------------------------------------------
Empress Entertainment, Inc., 8.125% Sr. Sub. Nts., 7/1/06                                           500,000              507,500
--------------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                      800,000              780,000
--------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                  700,000              500,500
--------------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                        120,000              124,500
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                                500,000              525,000
--------------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                               1,000,000              996,250
--------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                               1,300,000            1,300,000
--------------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                          1,500,000            1,477,500
--------------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 8.75% Sr. Unsec. Nts., 4/15/09                                       1,200,000            1,110,000
--------------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06                                                      1,000,000              960,000
--------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09                               1,500,000            1,485,000
--------------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(7)                                                                  1,200,000              834,000
9.25% Sr. Nts., 4/1/06                                                                              600,000              592,500
9.75% Sr. Nts., 6/15/07                                                                             750,000              750,000
--------------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                            1,000,000              981,250
--------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
9.75% Sr. Sub. Nts., 4/15/07                                                                        800,000              808,000
10.125% Sr. Sub. Nts., 3/15/06                                                                      800,000              820,000
                                                                                                                     -----------
                                                                                                                      17,185,750


                        Oppenheimer High Income Fund/VA                       9

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Healthcare--2.5%
Charles River Labs ONC, Units (each unit consists of $1,000 principal amount of 13.50%
sr. sub. nts., 10/1/09 and one warrant to purchase 3.942 shares of common stock)(4)(9)           $1,100,000           $1,149,500
--------------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                      2,525,000            2,335,625
--------------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceutical, Inc., 8.75% Sr. Nts., 11/15/08(4)                                             1,365,000            1,310,400
--------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/15/09                                  1,250,000            1,331,250
--------------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08                                         1,000,000              815,000
--------------------------------------------------------------------------------------------------------------------------------
Oxford Health Plans, Inc., 11% Sr. Unsec. Nts., 5/15/05                                             450,000              434,250
--------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                      250,000              233,750
8.625% Sr. Sub. Nts., 1/15/07                                                                       300,000              291,000
--------------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09(4)                                              450,000              468,000
                                                                                                                      ----------
                                                                                                                       8,368,775
--------------------------------------------------------------------------------------------------------------------------------
Housing--2.1%
CB Richard Ellis Services, Inc., 8.875% Sr. Unsec. Sub. Nts., 6/1/06                                900,000              805,500
--------------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                                              500,000              460,000
--------------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                600,000              586,500
--------------------------------------------------------------------------------------------------------------------------------
Engle Homes, Inc., 9.25% Sr. Unsec. Nts., Series C, 2/1/08                                        1,300,000            1,176,500
--------------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                     1,000,000              925,000
--------------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
8.875% Sr. Unsec. Nts., Series B, 8/1/08                                                            250,000              238,750
9.125% Sr. Nts., Series B, 9/1/07                                                                 1,400,000            1,361,500
9.25% Sr. Nts., Series B, 3/15/07                                                                   625,000              612,500
--------------------------------------------------------------------------------------------------------------------------------
Panolam Industries International, Inc., 11.50% Sr. Sub. Nts., 2/15/09(4)                          1,000,000            1,022,500
                                                                                                                      ----------
                                                                                                                       7,188,750
--------------------------------------------------------------------------------------------------------------------------------
Information Technology--1.8%
Amkor Technologies, Inc.:
9.25% Sr. Nts., 5/1/06(4)                                                                           800,000              784,000
10.50% Sr. Sub. Nts., 5/1/09(4)                                                                     500,000              500,000
--------------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Sub. Nts., 5/1/09                                          1,000,000              885,000
--------------------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Sub. Nts., 8/1/09(4)                                         250,000              262,500
--------------------------------------------------------------------------------------------------------------------------------
Details, Inc., 10% Sr. Sub. Nts., Series B, 11/15/05                                                500,000              462,500
--------------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                          625,000              552,344
--------------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor International, Inc., 10.375% Sr. Unsec. Nts., 10/1/07                       850,000              877,625
--------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                            1,115,000            1,074,581
--------------------------------------------------------------------------------------------------------------------------------
Unisys Corp., 11.75% Sr. Nts., 10/15/04                                                             275,000              301,812
--------------------------------------------------------------------------------------------------------------------------------
Wavetek Corp., 10.125% Sr. Sub. Nts., 6/15/07                                                       500,000              413,125
                                                                                                                      ----------
                                                                                                                       6,113,487


10                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Manufacturing--2.2%
American Standard Cos., Inc., 7.625% Sr. Nts., 2/15/10                                           $1,500,000           $1,376,250
--------------------------------------------------------------------------------------------------------------------------------
Applied Power, Inc., 8.75% Sr. Sub. Nts., 4/1/09                                                    350,000              344,312
--------------------------------------------------------------------------------------------------------------------------------
Axia, Inc., 10.75% Sr. Sub. Nts., 7/15/08                                                           420,000              386,925
--------------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09(4)                                                          800,000              848,000
--------------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07                                                  400,000              166,000
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                  850,000              743,750
--------------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08                                                    800,000              228,000
--------------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07                                  250,000              215,625
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                           765,000              757,350
--------------------------------------------------------------------------------------------------------------------------------
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                              500,000              518,750
--------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07                                  700,000              703,500
--------------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08                                          560,000              226,800
--------------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                        560,000              509,600
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                    630,000              598,500
                                                                                                                      ----------
                                                                                                                       7,623,362
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--2.1%
AMFM Operating, Inc., 12.625% Debs., 10/31/06(10)                                                   148,500              169,290
--------------------------------------------------------------------------------------------------------------------------------
Chancellor Media Corp.:
8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                                       975,000              987,187
9% Sr. Unsec. Sub. Nts., 10/1/08                                                                  1,700,000            1,776,500
10.50% Sr. Sub. Nts., Series B, 1/15/07                                                             450,000              490,500
--------------------------------------------------------------------------------------------------------------------------------
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                        1,500,000            1,432,500
--------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 7% Sr. Sub. Nts., Series B, 5/15/04(3)                                             400,000              428,000
--------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                       1,250,000            1,250,000
--------------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                    600,000              606,000
                                                                                                                      ----------
                                                                                                                       7,139,977


                        Oppenheimer High Income Fund/VA                      11

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--4.9%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                   $  360,000          $   324,900
8.125% Sr. Nts., Series B, 7/15/03                                                                1,000,000              965,000
8.375% Sr. Nts., Series B, 2/1/08                                                                 1,000,000              932,500
9.25% Sr. Nts., 10/1/02                                                                             390,000              390,000
9.875% Sr. Nts., Series B, 3/1/07                                                                   140,000              142,800
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                           340,000              354,450
--------------------------------------------------------------------------------------------------------------------------------
Bresnan Communications, Inc.:
0%/9.25% Sr. Disc. Nts., 2/1/09(7)                                                                  810,000              562,950
8% Sr. Nts., 2/1/09                                                                                 250,000              252,812
--------------------------------------------------------------------------------------------------------------------------------
Charter Communication Holdings LLC/Charter Communication Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(7)                                                         2,200,000            1,300,750
8.25% Sr. Unsec. Nts., 4/1/07                                                                       350,000              324,625
8.625% Sr. Unsec. Nts., 4/1/09                                                                      250,000              232,187
--------------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.875% Sr. Unsec. Debs., 2/15/18                                                                  1,000,000              957,500
9.875% Sr. Sub. Nts., 5/15/06                                                                       350,000              371,000
10.50% Sr. Sub. Debs., 5/15/16                                                                      250,000              278,750
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts., Series B, 3/1/08(7)                                  500,000              197,500
--------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                3,500,000            3,535,000
--------------------------------------------------------------------------------------------------------------------------------
Falcon Holding Group LP:
0%/9.285% Sr. Disc. Debs., Series B, 4/15/10(7)                                                   1,300,000              979,875
8.375% Sr. Unsec. Debs., Series B, 4/15/10                                                        2,200,000            2,230,250
--------------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09(4)                                700,000              726,250
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp., 9.875% Sr. Nts., 11/15/09(4)EUR                                           600,000              608,369
--------------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                             500,000              348,062
--------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(7)               1,040,000              670,800
                                                                                                                     -----------
                                                                                                                      16,686,330
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--3.1%
Ackerley Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                  1,250,000            1,225,000
--------------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                       1,100,000              979,000
--------------------------------------------------------------------------------------------------------------------------------
GSP I Corp., 10.15% First Mtg. Bonds, 6/24/10(4)                                                    446,433              415,335
--------------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(7)GBP                                           1,200,000              751,208
--------------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                             815,000              835,375
--------------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 0%/10.50% Sr. Unsec. Disc. Nts., 9/30/07(2)(7)                214,074              101,685
--------------------------------------------------------------------------------------------------------------------------------
Premier Graphics, Inc., 11.50% Sr. Unsec. Nts., 12/1/05                                             700,000              493,500
--------------------------------------------------------------------------------------------------------------------------------
Regal Cinemas, Inc.:
8.875% Sr. Unsec. Sub. Nts., 12/15/10                                                               750,000              532,500
9.50% Sr. Unsec. Sub. Nts., 6/1/08                                                                  800,000              608,000


12                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media  (continued)
SFX Entertainment, Inc.:
9.125% Sr. Unsec. Sub. Nts., 12/1/08                                                             $  900,000          $   859,500
9.125% Sr. Unsec. Sub. Nts., Series B, 2/1/08                                                     1,800,000            1,705,500
--------------------------------------------------------------------------------------------------------------------------------
TV Guide, Inc., 8.125% Sr. Unsec. Sub. Nts., 3/1/09                                                 250,000              250,625
--------------------------------------------------------------------------------------------------------------------------------
World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                                      1,000,000              955,000
--------------------------------------------------------------------------------------------------------------------------------
WRC Media Corp., Units (each unit consists of $1,000 principal amount of 12.75%
sr. sub. nts., 11/15/09 and one warrant to purchase 1.353 shares of common stock)(4)(9)           1,000,000              997,500
                                                                                                                     -----------
                                                                                                                      10,709,728
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--20.1%
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                     1,200,000            1,284,000
--------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(7)                                         3,200,000            2,048,000
--------------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(7)                                                           225,000              194,625
7.625% Bonds, 7/31/08DEM                                                                          1,925,000              991,774
8.875% Sr. Nts., 11/30/07DEM                                                                        250,000              134,430
10.125% Sr. Nts., 11/30/07GBP                                                                       400,000              678,510
Units (each unit consists of $1,000 principal amount of 0%/12% sr. disc. nts.,
12/15/06 and one warrant to purchase 7.8 ordinary shares)(7)(9)                                   1,775,000            1,801,625
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                          800,000              846,000
--------------------------------------------------------------------------------------------------------------------------------
Convergent Communications, Inc., 13% Sr. Nts., 4/1/08                                               200,000              141,500
--------------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(7)                            1,500,000              952,500
--------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/11.75% Sr. Disc. Nts., 12/15/05(7)                           2,350,000            2,232,500
--------------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                       400,000              398,000
--------------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., Units (each unit consists of $1,000 principal amount of 13% sr. nts.,
12/1/07 and one warrant to purchase 11.255 shares of common stock)(4)(9)                          1,000,000            1,025,000
--------------------------------------------------------------------------------------------------------------------------------
ESAT Telecom Group plc, 11.875% Sr. Unsec. Unsub. Nts., 11/1/09EUR                                  500,000              568,264
--------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Nts., 12/15/09(4)                                                                        250,000              255,625
10.75% Sr. Nts., 12/15/09(4)EUR                                                                   1,000,000            1,025,270
11.25% Sr. Nts., 7/1/08                                                                           1,900,000            1,971,250
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(7)                                  500,000              277,500
--------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(7)                            500,000              327,500
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 9.625% Sr. Nts., 5/15/08                                                      950,000              954,750
--------------------------------------------------------------------------------------------------------------------------------
Global Telesystems Group, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(4)EUR                              350,000              356,643
--------------------------------------------------------------------------------------------------------------------------------
GST Telecommunications, Inc.:
0%/12.75% Sr. Sub. Nts., 11/15/07(7)                                                              1,250,000            1,192,187
0%/13.875% Cv. Sr. Sub. Disc. Nts., 12/15/05(4)(7)                                                  178,000              199,360
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/12.50% Sr. Sec. Disc. Nts., 5/1/06(7)                                        115,000               86,537
--------------------------------------------------------------------------------------------------------------------------------
ICG Services, Inc., 0%/10% Sr. Exchangeable Unsec. Disc. Nts., 2/15/08(7)                         1,220,000              649,650
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(7)                                                       800,000              481,000
8.50% Sr. Nts., Series B, 1/15/08                                                                   660,000              607,200
8.60% Sr. Unsec. Nts., Series B, 6/1/08                                                             300,000              276,000
8.875% Sr. Nts., 11/1/07                                                                            460,000              430,100


                        Oppenheimer High Income Fund/VA                      13

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal            Market Value
                                                                                                 Amount(1)            Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
ITC Deltacom, Inc.:
8.875% Sr. Nts., 3/1/08                                                                          $1,000,000           $  962,500
11% Sr. Nts., 6/1/07                                                                                750,000              795,000
--------------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Nts., 12/15/09(4)EUR                                                      2,000,000            2,026,637
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc.:
0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(7)                                                       1,250,000              718,750
13.50% Sr. Nts., 5/15/09(4)                                                                         200,000              201,000
--------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(7)                                                                900,000              549,000
9.125% Sr. Unsec. Nts., 5/1/08                                                                      700,000              663,250
--------------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 8.125% Sr. Unsec. Nts., 2/15/09                                                    300,000              281,250
--------------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                              750,000              772,500
10% Sr. Nts., 12/15/09EUR                                                                           500,000              525,215
10% Sr. Unsec. Nts., Series B, 11/15/08                                                           1,600,000            1,644,000
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings BV, 0%/11% Sr. Disc. Nts., 11/1/07(7)DEM                                             700,000              235,928
--------------------------------------------------------------------------------------------------------------------------------
Netia Holdings II BV, 13.125% Sr. Nts., 6/15/09                                                   1,350,000            1,360,125
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc.:
9% Sr. Nts., 3/15/08                                                                                800,000              756,000
9.625% Sr. Nts., 10/1/07                                                                          1,210,000            1,185,800
10.75% Sr. Unsec. Nts., 6/1/09                                                                      200,000              206,500
10.75% Sr. Unsec. Nts., 11/15/08                                                                  1,200,000            1,242,000
--------------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.78% Sr. Nts., 11/15/09(4)(7)EUR                                                                500,000              296,259
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(7)                                                  1,000,000              712,500
11.50% Sr. Unsec. Nts., Series B, 10/1/08                                                         1,600,000            1,744,000
--------------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(7)                                              350,000              243,250
0%/9.75% Sr. Nts., Series B, 4/15/09(7)GBP                                                        3,225,000            3,012,026
7% Cv. Unsec. Sub. Nts., 12/15/08                                                                   550,000            1,454,750
10% Sr. Nts., Series B, 2/15/07                                                                   1,055,000            1,089,287
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc., 13% Sr. Nts., Series B, 2/15/05(8)                                                   1,000,000              745,000
--------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10% Sr. Unsec. Nts., Series B, 2/15/05                                                              750,000              745,312
10.50% Sr. Nts., 12/1/06(4)EUR                                                                    1,250,000            1,273,725
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47% Sr. Disc. Nts., 10/15/07(7)                    1,000,000              815,000
--------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
9.125% Sr. Unsec. Nts., 3/1/08                                                                      500,000              440,000
10.50% Gtd. Sr. Nts., 11/15/08                                                                    1,450,000            1,370,250
--------------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09(4)EUR                                                  1,200,000            1,218,247
--------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
0%/9.25% Sr. Nts., 4/15/09(4)(7)                                                                  1,500,000              952,500
0%/9.875% Sr. Nts., 4/15/09(4)(7)GBP                                                              1,300,000            1,333,596
0%/11% Sr. Disc. Debs., 10/1/07(7)                                                                  990,000              928,125
11.25% Sr. Nts., 11/1/08                                                                          1,990,000            2,169,100
--------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                            400,000              388,000
--------------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC, 9.75% Sr. Nts., 7/15/08                                                    700,000              724,500


14                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications  (continued)
United Pan-Europe Communications NV:
0%/13.375% Sr. Disc. Nts., 11/1/09(4)(7)                                                         $1,000,000          $   565,000
0%/13.375% Sr. Disc. Nts., 11/1/09(4)(7)EUR                                                         500,000              288,711
10.875% Sr. Nts., 8/1/09EUR                                                                         250,000              255,059
10.875% Sr. Nts., 8/1/09                                                                          2,500,000            2,543,750
11.25% Sr. Nts., 11/1/09(4)EUR                                                                      500,000              514,522
--------------------------------------------------------------------------------------------------------------------------------
Verio, Inc.:
10.375% Sr. Unsec. Nts., 4/1/05                                                                   1,480,000            1,517,000
10.625% Sr. Nts., 11/15/09(4)                                                                       500,000              515,000
11.25% Sr. Unsec. Nts., 12/1/08                                                                     700,000              738,500
13.50% Sr. Unsec. Nts., 6/15/04                                                                     385,000              424,463
--------------------------------------------------------------------------------------------------------------------------------
Versatel Telecom International BV:
11.875% Sr. Nts., 7/15/09                                                                           800,000              816,000
11.875% Sr. Nts., 7/15/09EUR                                                                        150,000              160,772
--------------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08                                                         830,000              827,925
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(7)                               1,750,000            1,023,750
--------------------------------------------------------------------------------------------------------------------------------
Worldwide Fiber, Inc., 12% Sr. Nts., 8/1/09(4)                                                      200,000              207,000
                                                                                                                     -----------
                                                                                                                      68,565,634
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--8.7%
Arch Communications, Inc., 12.75% Sr. Nts., 7/1/07                                                  200,000              159,250
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Disc. Nts., 10/1/07(7)                                     1,834,000              199,448
--------------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Corp., 10.75% Sr. Sub. Nts., 12/15/08                                           800,000              860,000
--------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(7)                                                               700,000              441,000
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(7)                                                       940,000              710,875
9% Sr. Nts., 5/15/11                                                                                750,000              735,938
--------------------------------------------------------------------------------------------------------------------------------
CTI Holdings SA, 0%/11.50% Sr. Deferred Coupon Nts., 4/15/08(7)                                   1,000,000              577,500
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 11.75% Sr. Nts., 4/15/07                                               240,000              272,400
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., 0%/15% Sr. Sec. Disc. Nts., Series B, 7/15/05(5)(7)(8)                 226,000               91,530
--------------------------------------------------------------------------------------------------------------------------------
ICO Global Communications (Holdings) Ltd., Units (each unit consists of $1,000 principal amount of 15% sr. nts., 8/1/05 and one warrant to purchase 19.85 shares
of common stock)(8)(9)                                                                              700,000              325,500
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                          700,000              633,500
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/12% Sr. Unsec. Disc. Nts., 6/1/09(7)                                                           1,000,000              648,750
0%/14% Sr. Disc. Nts., Series B, 6/1/06(7)                                                          700,000              621,250
--------------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(7)                             300,000              241,500
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.75% Sr. Disc. Nts., 10/31/07(7)                                                                250,000              180,000
0%/10.65% Sr. Disc. Nts., 9/15/07(7)                                                              1,000,000              750,000
9.375% Sr. Nts., 11/15/09(4)                                                                      1,000,000              985,000
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp.:
11.50% Sr. Nts., 9/15/09(4)                                                                       2,200,000            2,376,000
11.625% Sr. Nts., 8/15/06                                                                         1,000,000            1,065,000
11.625% Sr. Nts., Series A, 8/15/06                                                               1,900,000            2,023,500
--------------------------------------------------------------------------------------------------------------------------------
Orange plc, 8% Sr. Nts., 8/1/08                                                                   2,600,000            2,635,750


                        Oppenheimer High Income Fund/VA                      15

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications  (continued)
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04                                   $  600,000          $   435,000
--------------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(7)                                 1,150,000              534,750
--------------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(7)                                 2,400,000            1,584,000
--------------------------------------------------------------------------------------------------------------------------------
Polska Telefoniz Cyfrowa International Financial II SA, 11.25% Sr. Sub. Nts., 12/1/09(4)EUR         400,000              407,592
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                            800,000              814,000
11.75% Sr. Sub. Nts., 7/15/07                                                                       425,000              465,375
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09(4)(10)                                                  394,554              379,419
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                     1,900,000            1,952,250
--------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc. Nts., 3/1/08(7)                                 2,720,000            1,618,400
--------------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/11.25% Sr. Unsec. Disc. Nts., 4/15/09(7)                                                         675,000              362,813
0%/12% Sr. Disc. Nts., 7/15/08(7)                                                                 1,640,000              988,100
--------------------------------------------------------------------------------------------------------------------------------
Voicestream Wireless Corp., 10.375% Sr. Nts., 11/15/09(4)                                         3,500,000            3,622,500
                                                                                                                     -----------
                                                                                                                      29,697,890
--------------------------------------------------------------------------------------------------------------------------------
Metals/Minerals--2.3%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(4)                                              750,000              489,375
--------------------------------------------------------------------------------------------------------------------------------
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                     500,000              475,000
9.125% Sr. Nts., 12/15/06                                                                         1,200,000            1,227,000
--------------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                          500,000              482,500
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                 1,500,000            1,432,500
--------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08                                400,000              338,000
--------------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                      410,000              412,050
--------------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(7)                                    2,000,000              650,000
--------------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                              540,000              488,700
--------------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                     600,000              621,000
--------------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                    800,000              792,000
--------------------------------------------------------------------------------------------------------------------------------
Republic Technologies International Holdings LLC/RTI Capital Corp., Units (each unit consists of $1,000 principal amount of 13.75% sr. nts., 7/15/09 and one warrant to
purchase Cl. D common stock at $0.01 per share)(9)                                                  800,000              532,000
                                                                                                                     -----------
                                                                                                                       7,940,125
--------------------------------------------------------------------------------------------------------------------------------
Retail--1.5%
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                             752,000              718,160
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09                                          1,300,000            1,231,750
--------------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                            1,100,000              775,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                          900,000              823,500
--------------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                  600,000              558,000
--------------------------------------------------------------------------------------------------------------------------------
Home Interiors & Gifts, Inc., 10.125% Sr. Sub. Nts., 6/1/08                                         700,000              602,000
--------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                  325,000              316,875
                                                                                                                     -----------
                                                                                                                       5,025,785


16                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal           Market Value
                                                                                                 Amount(1)           Note 1
--------------------------------------------------------------------------------------------------------------------------------
Service--3.3%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                         $1,000,000          $   888,750
10% Sr. Sub. Nts., 8/1/09(4)                                                                      1,300,000            1,170,000
--------------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Gtd. Sr. Sub. Nts., 10/15/08(4)                       500,000              478,750
--------------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                           750,000              463,125
--------------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp., 9% Sr. Sub. Nts., Series B, 5/1/09EUR                                         300,000              284,560
--------------------------------------------------------------------------------------------------------------------------------
Integrated Electric Services, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/09                          600,000              591,750
--------------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                       650,000              633,750
--------------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., 9.342% Sub. Bonds, Series 1A, Cl. C2, 8/13/10(2)                                  1,500,000            1,177,500
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc.:
6.75% Cv. Sr. Sub. Nts., 9/15/03                                                                    950,000              456,000
7.375% Gtd. Sr. Unsec. Nts., 8/15/05                                                              1,800,000            1,440,000
--------------------------------------------------------------------------------------------------------------------------------
Stericycle, Inc., 12.375% Sr. Sub. Nts., 11/15/09(4)                                                700,000              720,125
--------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                                           350,000              332,500
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                     1,700,000            1,640,500
--------------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Disc. Nts., 11/1/09(4)(7)                                        1,750,000            1,032,500
                                                                                                                     -----------
                                                                                                                      11,309,810
--------------------------------------------------------------------------------------------------------------------------------
Transportation--4.6%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                              1,000,000              976,250
--------------------------------------------------------------------------------------------------------------------------------
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(4)                                                            500,000              502,500
--------------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                                  600,000              561,000
--------------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                               915,000              960,750
--------------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 11% Sr. Sub. Nts., 7/15/06                                        600,000              630,000
--------------------------------------------------------------------------------------------------------------------------------
HDA Parts System, Inc., 12% Sr. Sub. Nts., 8/1/05                                                   950,000              869,250
--------------------------------------------------------------------------------------------------------------------------------
Key Plastics, Inc., 10.25% Sr. Sub. Nts., Series B, 3/15/07                                          25,000                9,625
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of 11.63%
first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase five shares of
common stock)(2)(3)(9)                                                                              700,000              402,500
--------------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc:
10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                                                  1,175,000              546,375
Units (each unit consists of $1,000 principal amount of 12% second priority ship mtg. nts.,
6/30/07 and 7.66 warrants)(4)(9)                                                                    500,000               37,500
--------------------------------------------------------------------------------------------------------------------------------
Newcor, Inc., 9.875% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                       1,500,000              787,500
--------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07(2)                       2,125,000            2,008,125
--------------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 11.50% First Preferred Ship Mtg. Nts., 5/30/08(8)                700,000              269,500
--------------------------------------------------------------------------------------------------------------------------------
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08                                                     1,500,000            1,301,250
--------------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Sub. Nts., 10/15/09(4)                                                 1,000,000            1,025,000
--------------------------------------------------------------------------------------------------------------------------------
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                          400,000              380,000
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08(2)                                          818,437              736,594
--------------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04                                        1,700,000            1,102,875
--------------------------------------------------------------------------------------------------------------------------------
Transtar Holdings LP/Transtar Capital Corp., 13.375% Sr. Disc. Nts., Series B, 12/15/03           2,600,000            2,665,000
                                                                                                                     -----------
                                                                                                                      15,771,594


                        Oppenheimer High Income Fund/VA                      17

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                 Principal          Market Value
                                                                                                 Amount(1)          Note 1
--------------------------------------------------------------------------------------------------------------------------------
Utility--0.6%
Calpine Corp.:
8.75% Sr. Nts., 7/15/07                                                                          $  545,000         $    549,088
10.50% Sr. Nts., 5/15/06                                                                             25,000               26,500
--------------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11(11)                              555,000              594,266
--------------------------------------------------------------------------------------------------------------------------------
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11                             1,000,000              894,694
                                                                                                                    ------------
                                                                                                                       2,064,548
                                                                                                                    ------------
Total Corporate Bonds and Notes (Cost $308,366,702)                                                                  283,247,406
                                                                                                 Shares
================================================================================================================================
Preferred Stocks--5.1%
--------------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(10)                                             16,509              301,289
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A(2)(10)                                                                      76,590            1,914,750
--------------------------------------------------------------------------------------------------------------------------------
Clark USA, Inc., 11.50% Cum. Sr. Exchangeable, Non-Vtg.(10)                                             480              130,800
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 13.50% Sr. Redeemable Exchangeable, Series B, Non-Vtg.(10)                    607              602,447
--------------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(10)                                                                 1,272            1,281,540
13% Sr. Exchangeable, Non-Vtg.(10)                                                                    1,065            1,163,512
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(10)                                       425               86,062
--------------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(2)(5)                       8,000              370,000
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank FSB Glendale California, l2% Non-Cum. Exchangeable Perpetual, Series A(2)          20                  300
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd., 10.50% Sr. Exchangeable(10)                                                     7,500              755,625
--------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(10)                                                   307              280,138
--------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(10)                                      905              889,163
--------------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable Preferred Stock, Non-Vtg.(10)          7,274               81,833
--------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(10)                             1,285            1,288,213
--------------------------------------------------------------------------------------------------------------------------------
NEXTLINK Communications, Inc., 14% Cum., Non-Vtg.(10)                                                32,136            1,727,310
--------------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 12.375%(5)(10)                                                            2,116              232,231
--------------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(10)                                  48              492,000
--------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                              10,000              872,500
9.20% Exchangeable, Series F, Non-Vtg.                                                                2,500              229,375
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp., 13.875% Cum., Non-Vtg.(10)                                                          1,288            1,362,060
--------------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(10)                                        1,182            1,214,505
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Cum. Nts., Series B, 3/15/09, Non-Vtg.(10)                                                       196              984,900
13.75% Exchangeable(4)                                                                                   46              231,150
--------------------------------------------------------------------------------------------------------------------------------
Star Gas Partners, LP                                                                                   517                6,850
--------------------------------------------------------------------------------------------------------------------------------
Walden Residential Properties, Inc.:
9.16% Cv., Series B, Non-Vtg.                                                                        30,000              723,750
9.20% Sr.                                                                                             8,950              139,284
                                                                                                                    ------------
Total Preferred Stocks (Cost $20,061,434)                                                                             17,361,587


18                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                                        Market Value
                                                                                                    Shares              Note 1
================================================================================================================================
Common Stocks--0.3%
--------------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(4)(5)                                                                                  121,950             $198,169
--------------------------------------------------------------------------------------------------------------------------------
ECM Fund, LPI(2)                                                                                        150              131,438
--------------------------------------------------------------------------------------------------------------------------------
Equitable Bag, Inc.(2)(5)                                                                             3,723                3,723
--------------------------------------------------------------------------------------------------------------------------------
Gulfstream Holding, Inc.(5)                                                                              56                   --
--------------------------------------------------------------------------------------------------------------------------------
Horizon Group Properties, Inc.(5)                                                                       851                2,872
--------------------------------------------------------------------------------------------------------------------------------
Optel, Inc.(5)                                                                                          945                    9
--------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp.                                                                           15,000              417,199
--------------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(5)                                                                     7,252                   73
--------------------------------------------------------------------------------------------------------------------------------
Weatherford International, Inc.                                                                       5,000              199,687
                                                                                                                        --------
Total Common Stocks (Cost $501,343)                                                                                      953,170
                                                                                                    Units
================================================================================================================================
Rights, Warrants and Certificates--0.7%
--------------------------------------------------------------------------------------------------------------------------------
Ames Department Stores, Inc., Litigation Trust Wts., Exp. 1/31/00(2)                                 39,658                  397
--------------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd. Wts., Exp. 5/15/00(2)                                  125                    1
--------------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(4)                                                      1,434                5,557
--------------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(2)                                                                 62,000               18,600
--------------------------------------------------------------------------------------------------------------------------------
Clearnet Communications, Inc. Wts., Exp. 9/15/05                                                        660               14,824
--------------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(2)                                                         750              198,844
--------------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08                                                      2,000               24,500
--------------------------------------------------------------------------------------------------------------------------------
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08                                                    1,750                   --
--------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08(2)                                                               1,500               12,000
--------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05                                                         475                2,583
--------------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc. Wts., Exp. 4/15/08(2)                                                   500               75,062
--------------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(2)                                                    52,500                  525
--------------------------------------------------------------------------------------------------------------------------------
Globix Corp. Wts., Exp. 5/1/05                                                                        1,800              432,000
--------------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Wts., Exp. 1/1/01                                                         15,626               13,673
--------------------------------------------------------------------------------------------------------------------------------
Gothic Energy Corp. Wts.:
Exp. 1/23/03                                                                                          8,351                   --
Exp. 1/23/03(2)                                                                                       4,766                   48
Exp. 9/1/04(2)                                                                                       14,000               14,882
--------------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05                                                           5,940               73,300
--------------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02                                                                950                   --
--------------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(2)                                                                     765                   --
--------------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(2)                                                      2,455                7,520
--------------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(2)                                                 800                  400
--------------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(2)                                                 800                9,700
--------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(2)                                               3,200              213,424
--------------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(2)                                                     1,500                1,687
--------------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/29/00(2)                                                                7,500              904,687


                        Oppenheimer High Income Fund/VA                     19

--------------------------------------------------------------------------------
Statement of Investments  (Continued)
--------------------------------------------------------------------------------


                                                                                                                    Market Value
                                                                                                Units               Note 1
================================================================================================================================
Rights, Warrants and Certificates  (continued)
PLD Telekom, Inc., 9% Cv. Sub. Nts. Wts., Exp. 3/31/03(2)                                               170         $          8
--------------------------------------------------------------------------------------------------------------------------------
Protection One Alarm Monitoring, Inc. Wts.:
Exp. 11/1/03(2)                                                                                      28,000               49,000
Exp. 6/30/05(2)                                                                                       1,600                  160
--------------------------------------------------------------------------------------------------------------------------------
R&B Falcon Corp. Wts., Exp. 5/1/09(2)                                                                 1,200              300,000
--------------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(2)                                                            121,440                1,214
--------------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(4)                                                                    5,250              117,469
                                                                                                                    ------------
Total Rights, Warrants and Certificates (Cost $198,136)                                                                2,492,065
                                                                                                Principal
                                                                                                Amount(1)
================================================================================================================================
Structured Instruments--0.5%
--------------------------------------------------------------------------------------------------------------------------------
Deutsche Morgan Grenfell, Lehman High Yield Index Linked Nts.,
8.75%, 5/5/00 (Cost $1,500,000)                                                                 $ 1,500,000            1,514,867
================================================================================================================================
Repurchase Agreements--3.7%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc., 2.75%, dated 12/31/99, to be repurchased at $12,702,910 on 1/3/00, collateralized by U.S. Treasury Bonds, 5.25%-12%, 2/15/01-11/15/28, with a value of $4,984,619 and U.S. Treasury Nts., 5%-7.50%, 12/31/00-2/15/07,
with a value of $7,976,752 (Cost $12,700,000)                                                    12,700,000           12,700,000
--------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $359,280,735)                                                        97.9%         333,796,296
--------------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                         2.1            7,032,302
                                                                                                -----------         ------------
Net Assets                                                                                            100.0%        $340,828,598
                                                                                                ===========         ============

1. Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
   ARP --  Argentine Peso                     EUR --  Euro
   CAD --  Canadian Dollar                    GBP --  British Pound Sterling
   DEM --  German Mark                        IDR --  Indonesian Rupiah
2. Identifies issues considered to be illiquid or restricted--See Note 7 of Notes to Financial Statements.
3. Represents the current interest rate for a variable or increasing rate security.
4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $43,166,117 or 12.67% of the Fund's net assets as of December 31, 1999.
5. Non-income producing security.
6. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8. Issuer is in default.
9. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.
10. Interest or dividend is paid in kind.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


20                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities  December 31, 1999
--------------------------------------------------------------------------------

==================================================================================================
Assets
Investments, at value (cost $359,280,735)--see accompanying statement                 $333,796,296
--------------------------------------------------------------------------------------------------
Cash                                                                                     1,071,946
--------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                               6,544,568
Shares of beneficial interest sold                                                         178,609
Other                                                                                        5,047
                                                                                      ------------
Total assets                                                                           341,596,466
==================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                       85,050
--------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                     604,732
Investments purchased                                                                       38,914
Trustees' compensation                                                                         210
Transfer and shareholder servicing agent fees                                                  184
Other                                                                                       38,778
                                                                                      ------------
Total liabilities                                                                          767,868
==================================================================================================
Net Assets                                                                            $340,828,598
                                                                                      ============
==================================================================================================
Composition of Net Assets
Paid-in capital                                                                       $344,149,980
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                                     32,932,864
--------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions         (10,681,554)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation of
assets and liabilities denominated in foreign currencies                               (25,572,692)
                                                                                      ------------
Net assets--applicable to 31,781,566 shares of beneficial interest outstanding        $340,828,598
                                                                                      ============
==================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                    $10.72

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                     21

--------------------------------------------------------------------------------
Statement of Operations  For the Year ended December 31, 1999
--------------------------------------------------------------------------------

==================================================================================================
Investment Income
Interest                                                                              $ 33,187,927
--------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $61)                                      2,090,889
                                                                                      ------------
Total income                                                                            35,278,816
==================================================================================================
Expenses
Management fees                                                                          2,511,521
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                  8,866
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       3,792
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                2,104
--------------------------------------------------------------------------------------------------
Other                                                                                       26,642
                                                                                      ------------
Total expenses                                                                           2,552,925
Less expenses paid indirectly                                                              (12,847)
                                                                                      ------------
Net expenses                                                                             2,540,078
==================================================================================================
Net Investment Income                                                                   32,738,738
==================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments                                                                             (6,397,480)
Closing of futures contracts                                                               138,192
Foreign currency transactions                                                              262,847
                                                                                      ------------
Net realized loss                                                                       (5,996,441)
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation on:
Investments                                                                            (11,265,255)
Translation of assets and liabilities denominated in foreign currencies                   (840,842)
                                                                                      ------------
Net change                                                                             (12,106,097)
                                                                                      ------------
Net realized and unrealized loss                                                       (18,102,538)
==================================================================================================
Net Increase in Net Assets Resulting from Operations                                  $ 14,636,200
                                                                                      ============

See accompanying Notes to Financial Statements.


22                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                   Year Ended December 31,
                                                                                   1999               1998
==================================================================================================================
Operations
Net investment income                                                              $ 32,738,738       $ 27,929,383
------------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (5,996,441)        (2,889,367)
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation or depreciation                               (12,106,097)       (24,125,468)
                                                                                   ------------       ------------
Net increase in net assets resulting from operations                                 14,636,200            914,548
==================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income                                                (23,246,834)        (6,694,100)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                                    (8,113,249)
==================================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions           20,876,575         51,132,667
==================================================================================================================
Net Assets
Total increase                                                                       12,265,941         37,239,866
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                 328,562,657        291,322,791
                                                                                   ------------       ------------
End of period (including undistributed net investment
income of $32,932,864 and $23,046,774, respectively)                               $340,828,598       $328,562,657
                                                                                   ============       ============

See accompanying Notes to Financial Statements.


                        Oppenheimer High Income Fund/VA                       23

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                            Year Ended December 31,
                                                            1999         1998          1997          1996          1995
===========================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                          $11.02       $11.52        $11.13        $10.63        $ 9.79
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           1.01          .95           .94           .97           .98
Net realized and unrealized gain (loss)                         (.55)        (.90)          .37           .58           .94
---------------------------------------------------------------------------------------------------------------------------
Total income from investment operations                          .46          .05          1.31          1.55          1.92
---------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.76)        (.25)         (.91)        (1.05)        (1.08)
Distributions from net realized gain                              --         (.30)         (.01)           --            --
---------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders            (.76)        (.55)         (.92)        (1.05)        (1.08)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.72       $11.02        $11.52        $11.13        $10.63
                                                              ======       ======        ======        ======        ======
===========================================================================================================================
Total Return, at Net Asset Value(1)                             4.29%        0.31%        12.21%        15.26%        20.37%
===========================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $340,829     $328,563      $291,323      $191,293      $133,451
---------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $340,519     $322,748      $223,617      $157,203      $115,600
---------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(2)
Net investment income                                           9.61%        8.65%         8.88%         9.18%         9.81%
Expenses                                                        0.75%        0.78%(3)      0.82%(3)      0.81%(3)      0.81%(3)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(4)                                        33%         161%          168%          125%          107%

1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
2. Annualized for periods less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
4. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended December 31, 1999, were $147,560,583 and $101,280,643, respectively.

See accompanying Notes to Financial Statements.

24                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies
Oppenheimer High Income Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income from investment in high yield fixed income securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer. Options are valued based upon the last sale price on the principal exchange on which the option is traded or, in the absence of any transactions that day, the value is based upon the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices. If the last sale price is outside the spread, the closing bid is used.
--------------------------------------------------------------------------------
Structured Notes. The Fund invests in foreign currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes may be leveraged, which increases the notes' volatility relative to the face of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. As of December 31, 1999, the market value of these securities comprised 1.99% of the Fund's net assets and resulted in realized and unrealized losses of $1,583,690. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.
--------------------------------------------------------------------------------
Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 1999, securities with an aggregate market value of $2,797,955, representing 0.82% of the Fund's net assets, were in default.
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.


                        Oppenheimer High Income Fund/VA                      25

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
1. Significant Accounting Policies  (continued)
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. As of December 31, 1999, the Fund had available for federal income tax purposes an unused capital loss carryover of approximately $8,335,000, which expires between 2006 and 2007.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
         The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 1999, amounts have been reclassified to reflect an increase in undistributed net investment income of $394,186. Accumulated net realized loss on investments was increased by the same amount.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                   Year Ended December 31, 1999        Year Ended December 31, 1998
                                                   -----------------------------       ----------------------------
                                                   Shares          Amount              Shares         Amount
-------------------------------------------------------------------------------------------------------------------
Sold                                                13,810,332     $ 149,141,858        15,303,847    $ 171,699,925
Dividends and/or distributions reinvested            2,201,405        23,246,834         1,300,031       14,807,349
Redeemed                                           (14,037,090)     (151,512,117)      (12,094,532)    (135,374,607)
                                                   -----------     -------------       -----------    -------------
Net increase                                         1,974,647     $  20,876,575         4,509,346    $  51,132,667
                                                   ===========     =============       ===========    =============

================================================================================
3. Unrealized Gains and Losses on Securities
As of December 31, 1999, net unrealized depreciation on securities of $25,484,439 was composed of gross appreciation of $8,906,207, and gross depreciation of $34,390,646.


26                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
4. Management Fees and Other Transactions with Affiliates
Management Fees. Management Fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the year ended December 31, 1999, was 0.74% of average annual net assets.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
         The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
         The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
         Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

As of December 31, 1999, the Fund had outstanding foreign currency contracts as follows:

                                 Expiration          Contract            Valuation as of      Unrealized
Contract Description             Date                Amount (000s)       December 31, 1999    Depreciation
------------------------------------------------------------------------------------------------------------
Contracts to Sell
-----------------
British Pound Sterling (GBP)     6/2/00-6/5/00       3,545 GBP           $5,725,037                $78,449
Canadian Dollar (CAD)            6/1/00                540 CAD              374,449                  6,601
                                                                                                   -------
Total Unrealized Depreciation                                                                      $85,050
                                                                                                   =======

================================================================================
6. Futures Contracts
The Fund may buy and sell futures contracts in order to gain exposure to or to seek to protect against changes in interest rates. The Fund may also buy or write put or call options on these futures contracts.
         The Fund generally sells futures contracts to hedge against increases in interest rates and the resulting negative effect on the value of fixed rate portfolio securities. The Fund may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.
         Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund may recognize a realized gain or loss when the contract is closed or expires.


                        Oppenheimer High Income Fund/VA                       27

--------------------------------------------------------------------------------
Notes to Financial Statements  (Continued)
--------------------------------------------------------------------------------


================================================================================
6. Futures Contracts  (continued)
Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.
         Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

================================================================================
7. Illiquid or Restricted Securities
As of December 31, 1999, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of December 31, 1999, was $21,334,042, which represents 6.26% of the Fund's net assets, of which $4,091,086 is considered restricted. Information concerning restricted securities is as follows:

                                                                                                         Valuation Per
                                                             Acquisition            Cost Per             Unit as of
Security                                                     Date                   Unit                 December 31, 1999
---------------------------------------------------------------------------------------------------------------------------
Bonds
-----
TAG Heuer International SA, 12% Sr. Sub. Nts., 12/15/05      12/8/95-8/13/96          100.00%-105.75%               109.66%
---------------------------------------------------------------------------------------------------------------------------
Trans World Airlines Lease, 14% Equipment Trust, 7/2/08      3/19/98                  101.00                         90.00

Stocks and Warrants
-------------------
CGA Group Ltd. Wts., Exp. 6/16/07                            6/17/97               $     --                        $  0.30
---------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Preferred Stock, Series A                    6/17/98-12/29/98          24.97-25.03                   25.00
---------------------------------------------------------------------------------------------------------------------------
ECM Fund, LPI                                                4/14/92                1,000.00                        876.25
---------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp. Wts., Exp. 11/29/00                          11/29/95                    --                         120.63
---------------------------------------------------------------------------------------------------------------------------
Real Time Data Wts., Exp. 5/31/04                            6/30/99                    0.01                          0.01


28                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Independent Auditors' Report
--------------------------------------------------------------------------------


================================================================================
To the Board of Trustees and Shareholders of Oppenheimer High Income Fund/VA:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Oppenheimer High Income Fund/VA (which is a series of Oppenheimer Variable Account Funds) as of December 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for the period January 1, 1995, to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
         We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
         In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Oppenheimer High Income Fund/VA as of December 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods, in conformity with generally accepted accounting principles.

Deloitte & Touche LLP

Denver, Colorado
January 24, 2000



                        Oppenheimer High Income Fund/VA                       29

--------------------------------------------------------------------------------
Federal Income Tax Information  (Unaudited)
--------------------------------------------------------------------------------


================================================================================
In early 2000 shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 1999. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
         Dividends paid by the Fund during the fiscal year ended December 31, 1999 which are not designated as capital gain distributions should be multiplied by 6.28% to arrive at the net amount eligible for the corporate dividend-received deduction.
         The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




30                      Oppenheimer High Income Fund/VA

--------------------------------------------------------------------------------
Oppenheimer High Income Fund/VA
--------------------------------------------------------------------------------
A Series of Oppenheimer Variable Account Funds


================================================================================
Officers and Trustees              James C. Swain, Trustee and
                                        Chairman of the Board
                                   Bridget A. Macaskill, President
                                   William H. Armstrong, Trustee
                                   Robert G. Avis, Trustee
                                   William A. Baker, Trustee
                                   Edward L. Cameron, Trustee
                                   Jon S. Fossel, Trustee
                                   Sam Freedman, Trustee
                                   Raymond J. Kalinowski, Trustee
                                   C. Howard Kast, Trustee
                                   Robert M. Kirchner, Trustee
                                   Ned M. Steel, Trustee
                                   David P. Negri, Vice President
                                   Thomas P. Reedy, Vice President
                                   Andrew J. Donohue, Vice President and
                                        Secretary
                                   Brian W. Wixted, Treasurer
                                   Robert G. Zack, Assistant Secretary
                                   Robert J. Bishop, Assistant Treasurer
                                   Scott T. Farrar, Assistant Treasurer

================================================================================
Investment Advisor                 OppenheimerFunds, Inc.

================================================================================
Transfer Agent                     OppenheimerFunds Services

================================================================================
Custodian of Portfolio Securities  The Bank of New York

================================================================================
Independent Auditors               Deloitte & Touche LLP

================================================================================
Legal Counsel                      Myer, Swanson, Adams & Wolf, P.C.


                                   This is a copy of a report to shareholders of Oppenheimer High Income Fund/VA. This report must be preceded or accompanied by a Prospectus of Oppenheimer High Income Fund/VA. For material information concerning the Fund, see the Prospectus.

                                   Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.



                        Oppenheimer High Income Fund/VA                       31